Other Assets (Details) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Other current assets
Research & development grant receivable	$ 555,780	$ 401,852
Insurance claim receivable	32,085	269,556
Prepayment	43,697	66,922
Other assets	206,143	78,718
Total other assets, current	837,705	817,048
Other non current assets
Prepaid gift card establishment fees		$ 45,973